UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended September 30, 2002

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Lepercq de Neuflize & Co. Inc.

Address:  1675 Broadway
          New York, NY  10019


13F File Number: 28-05525

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Peter Hartnedy
Title:   Treasurer
Phone:   (212) 698-0700


Signature, Place and Date of Signing:


/s/ Peter Hartnedy             New York, New York           November 13, 2002
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      32

Form 13F Information Table Value Total: $44,266
                                        (thousands)

List of Other Included Managers:  None



                                                    FORM 13F INFORMATION TABLE

                                                                                                      Voting Authority

                                 Title of              Value    Shares/ Sh/   Put/  Invstmt  Other
Name of Issuer                   Class     CUSIP       (x$1000) Prn Amt Prn   Call  Dscretn  Managers Sole  Shared None
--------------                   -----     -----       -------- ------- ----   ----  ------  -------  ----- ------  ----
Alcoa Inc.                       COM       013817101   2,229    115,500 SH          Sole     None                  115,500
American Int'l Group             COM       026874107   1,804     32,985 SH          Sole     None                   32,985
American Power Conversion Corp   COM       029066107     781     81,650 SH          Sole     None                   81,650
Anadarko Petroleum Corp.         COM       032511107   1,216     27,300 SH          Sole     None                   27,300
Autodesk Inc.                    COM       052769106     855     67,500 SH          Sole     None                   67,500
Bank of New York                 COM       064057102   1,374     47,800 SH          Sole     None                   47,800
Bristol Myers Squibb Co.         COM       110122108   1,176     49,400 SH          Sole     None                   49,400
Cisco Systems Inc.               COM       17275R102     154     14,700 SH          Sole     None                   14,700
Core Laboratories                COM       N22717107     617     65,800 SH          Sole     None                   65,800
Duke Energy Corp                 COM       264399106     959     49,050 SH          Sole     None                   49,050
EMC Corp.                        COM       268648102     984    215,300 SH          Sole     None                  215,300
FPL Group Inc                    COM       302571104   2,798     52,000 SH          Sole     None                   52,000
Flowserve Corp.                  COM       34354P105     557     55,700 SH          Sole     None                   55,700
Humana Inc                       COM       444859102     224     18,100 SH          Sole     None                   18,100
Interpublic Group of Cos. Inc.   COM       460690100   1,736    109,500 SH          Sole     None                  109,500
Johnson & Johnson                COM       478160104   1,765     32,630 SH          Sole     None                   32,630
Joy Global Inc.                  COM       481165108     931    112,200 SH          Sole     None                  112,200
Lucent Technologies Inc          COM       549463107      11     15,000 SH          Sole     None                   15,000
Merck & Co.                      COM       589331107   1,492     32,650 SH          Sole     None                   32,650
Murphy Oil Corp.                 COM       626717102   4,538     55,300 SH          Sole     None                   55,300
Newmont Mining Corp.             COM       651639106   2,258     82,075 SH          Sole     None                   82,075
Ocean Energy Inc.                COM       67481E106   2,798    140,250 SH          Sole     None                  140,250
Olin Corp                        COM       680665205   2,311    141,100 SH          Sole     None                  141,100
Phelps Dodge                     COM       717265102   1,617     63,100 SH          Sole     None                   63,100
Quintiles Transnational Corp.    COM       748767100     704     74,000 SH          Sole     None                   74,000
Schlumberger Ltd.                COM       806857108   1,261     32,775 SH          Sole     None                   32,775
Steelcase Inc.                   COM       858155203     723     69,100 SH          Sole     None                   69,100
Symbol Technologies Inc.         COM       871508107     867    113,050 SH          Sole     None                  113,050
Systems & Computer Technology    COM       871873105   1,132    161,700 SH          Sole     None                  161,700
Tellabs Inc.                     COM       879664100     957    235,100 SH          Sole     None                  235,100
Unitrin, Inc.                    COM       913275103     307     10,000 SH          Sole     None                   10,000
Viacom Inc - Cl B                COM       925524308   3,130     77,193 SH          Sole     None                   77,193

03034.0001 #363213